Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Business Combinations	Business Combinations
Oakman Acquisition
On January 15, 2021, the Company acquired 100% of the equity interest of Oakman for cash and 1,000,000 units of Holdings’ equity. This acquisition supports the Company’s growth in its offering of engineering solutions. The fair value of assets acquired and liabilities assumed as of the acquisition date was $10.0 million and $4.5 million, respectively, for total purchase consideration, after certain adjustments, of $14.3 million, comprised of $12.2 million cash paid and $2.1 million common stock issued. The acquisition was accounted for as a business combination, whereby the excess of the consideration paid over the fair value of identifiable net assets was allocated to goodwill. The amount of goodwill for Oakman as of March 31, 2022 and December 31, 2021 was $8.8 million.
DPSS Acquisition
On February 17, 2021, the Company acquired 100% of the equity interest of DPSS in exchange for cash. The acquisition supports the Company’s growth in its offering of deployable technology. The fair value of assets acquired and liabilities assumed as of the acquisition date was $28.7 million and $12.7 million, respectively, for total purchase consideration, after certain adjustments, of $27.3 million. The acquisition was accounted for as a business combination, whereby the excess of the consideration paid over the fair value of identifiable net assets was allocated to goodwill. The amount of goodwill for DPSS as of March 31, 2022 and December 31, 2021 was $11.3 million.
Techshot Acquisition
On November 1, 2021, the Company acquired 100% of the equity interest of Techshot in exchange for cash and 3,029,596 shares of common stock. The acquisition supports the Company’s growth in its offering of mission solutions.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

November 1, 2021
Cash paid	$2,228
Common stock issued	38,493
Purchase consideration	$40,721
Assets:
Cash	$406
Accounts receivable and other receivable	287
Contract assets	926
Inventory	120
Prepaid expenses and other current assets	86
Property, plant and equipment	14,818
Intangible assets	4,120
Total assets	20,763
Liabilities:
Accounts payable	39
Accrued expenses	293
Deferred revenue	675
Other current liabilities	35
Deferred tax liabilities	5,521

Total liabilities	6,563
Fair value of net identifiable assets acquired	14,200
Goodwill	$26,521
The following table summarizes the intangible assets acquired by class:

	November 1, 2021	Weighted average useful life in years
Trademark	$240	3
Technology	1,800	10
Customer relationships	1,400	9
IPR&D	680
Total intangible assets	$4,120
The amounts above represent the current preliminary fair value estimates; however, the measurement period is still open and subject to adjustment as additional information becomes available and as additional analyses and final allocations are completed.
The fair value of the acquired trademark, technology, and IPR&D was estimated using the relief from royalty (“RFR”) method. The fair value of the acquired customer relationships was estimated using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of the consideration paid over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.
Pro Forma Financial Data (Unaudited)
The table below presents the pro forma combined results of operations for the business combinations for the three months ended March 31, 2022 as though the acquisitions of Oakman, DPSS, and Techshot (the “2021 Business Combinations”) had been completed as of January 1, 2020.

Three Months Ended
March 31, 2021
Revenues	$38,026
Net income (loss)	(4,743)
The amounts included in the pro forma information are based on the historical results and do not necessarily represent what would have occurred if the 2021 business combinations had taken place as of January 1, 2020, nor do they represent the results that may occur in the future. Accordingly, the pro forma financial information should not be relied upon as being indicative of the results that would have been realized had the business combination occurred as of the date indicated or that may be achieved in the future.
The Company incurred $46 thousand and $2.2 million of acquisition related costs during the three months ended March 31, 2022 and March 31, 2021, respectively. Acquisition related costs in 2022 were attributable to the Techshot business combination, while such costs in 2021 were attributable to the Oakman and DPSS business combinations. These expenses are included in transaction expenses on the condensed consolidated statements of operations and comprehensive income (loss) and are also reflected in the pro forma results for the periods presented in the table above.
Business Combinations
Adcole Acquisition
On March 2, 2020, the Successor acquired 100% of the equity interest of Adcole in exchange for cash. The acquisition supports the Company’s growth in its offering of space structures.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

March 2, 2020
Cash paid	$32,640
Purchase consideration	$32,640
Assets:
Cash	$156
Accounts receivable	840
Contract assets	1,427
Inventory	212
Prepaid expenses and other current assets	661
Property, plant and equipment	444
Intangible assets	9,690
Total assets	13,430
Liabilities:
Accounts payable	894
Accrued expenses	644
Deferred revenue	777
Total liabilities	2,315
Fair value of net identifiable assets acquired	11,115
Goodwill	$21,525
The following table summarizes the intangible assets acquired by class:

	March 2, 2020	Weighted average useful life in years
Trademark	$1,000	10
Technology	2,400	10
Customer relationships	6,100	20
In-process research and development	190
Total intangible assets	$9,690
The fair value of the acquired trademark and technology was estimated using the relief from royalty (“RFR”) method. The fair value of the acquired customer relationships was estimated using the excess earnings method. The fair value of the IPR&D was estimated using the replacement cost method.
The acquisition was accounted for as a business combination, whereby the excess of the consideration paid over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is deductible over 15 years.
The results of operations of Adcole for the period from March 2, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period. The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of Adcole included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2020
Post-acquisition revenues	$8,096

Net income (loss)	$(1,878)

Transaction expenses	$2,055
DSS Acquisition
On June 1, 2020, the Successor acquired 100% of the equity interest of DSS in exchange for cash and 1,000,000 units of the Successor’s Holdings’ equity (“Parent Units”). The acquisition supported the Company’s growth in its offering of engineering solutions.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 1, 2020
Cash paid	$3,940
Equity issued	1,000
Purchase consideration	$4,940
Assets:
Cash	$1,071
Accounts receivable	1,282
Contract assets	107
Inventory	39
Prepaid expenses and other current assets	37
Property, plant and equipment	710
Intangible assets	850
Other non-current assets	26
Total assets	4,122
Liabilities:
Accounts payable	284
Deferred revenue	103
Current portion of long-term debt	353
Other current liabilities	1,178
Long-term debt	705
Deferred tax liabilities	458
Total liabilities	3,081
Fair value of net identifiable assets acquired	1,041
Goodwill	$3,899
The following table summarizes the intangible assets acquired by class:

	June 1, 2020	Weighted average useful life in years
Trademark	$150	5
Customer relationships	700	20
Total intangible assets	$850
The fair value of the acquired trademark was determined using the RFR method. The fair value of the acquired customer relationships was determined using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.
During the Successor 2021 Period, there was a measurement period adjustment to goodwill of $0.1 million, decreasing the balance to $3.9 million. Refer to Note H for further discussion.
The results of operations of DSS for the period from June 1, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period. The table below presents the post-acquisition revenues, net loss, and acquisition-related costs (included in transaction expenses) of DSS included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2020
Post-acquisition revenues	$5,381

Net income (loss)	$(1,707)

Transaction expenses	$434
MIS Acquisition
On June 22, 2020, the Successor acquired 100% of the equity interest of MIS in exchange for cash and 2,615,726 Parent Units. The acquisition supports the Company’s growth in its offering of space structures.
The purchase agreement with the sellers of MIS awarded such sellers with a contingent right to an earnout payment from the Company upon the achievement of certain revenue milestones over the year ended December 31, 2020. The earnout amount would be computed as $1.50 for every $1.00 of MIS Revenue (as defined in the purchase agreement), in excess of $40.0 million for the year ended December 31, 2020, and the contingent earnout would not exceed $15.0 million or be less than $0.
The fair value of the earnout is arrived at using the Black-Scholes option pricing model (“OPM”) using the following assumptions:

MIS Black-Scholes OPM Assumptions
Risk-free interest rate	0.05%
Revenue volatility	51.7%
Including the equity component, the total fair value of the contingent earnout payment of $11.5 million was settled as of December 31, 2021 for $2.2 million in cash and $9.3 million in equity of Holdings of which $10.9 million was reflected in contingent earnout expense on the consolidated statements of operations and comprehensive income (loss) for the Successor 2021 Period as the adjustment in fair value occurred subsequent to the MIS measurement period.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 22, 2020
Cash paid	$42,177
Equity issued	2,616
Contingent consideration	600
Purchase consideration	$45,393
Assets:
Cash	$13,559
Accounts receivable	1,097
Contract assets	665
Property, plant and equipment	451
Intangible assets	35,000
Other non-current assets	676
Total assets	51,448
Liabilities:
Accounts payable	3,689
Deferred revenue	7,128
Other current liabilities	2,749
Deferred tax liabilities	7,297
Total liabilities	20,863
Fair value of net identifiable assets acquired	30,585
Goodwill	$14,808
The following table summarizes the intangible assets acquired by class:

	June 22, 2020	Weighted average useful life in years
Trademarks	$3,400	6
Technology	16,000	10
Customer relationships	15,600	20
Total intangible assets	$35,000
The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.
During the Successor 2021 Period, there was a measurement period adjustment to goodwill of $0.5 million, decreasing the balance to $14.8 million. Refer to Note H for further discussion.
The results of operations of MIS for the period from June 22, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period. The table below presents the post-acquisition revenues, net loss, and acquisition-related costs (included in transaction expenses) of MIS included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2020
Post-acquisition revenues	$22,061

Net income (loss)	$(1,186)

Transaction expenses	$4,132
Roccor Acquisition
On October 28, 2020, the Successor acquired 100% of the equity interest of Roccor in exchange for cash and 1,564,531 Parent Units. The acquisition supports the Company’s growth in its offering of space structures.
The purchase agreement with the sellers of Roccor awarded such sellers with a contingent right to an earnout payment from the Company upon the achievement of certain revenue milestones for the year ended December 31, 2021. The earnout amount would be based on one of the following: (i) $0 if Roccor revenue for the year ended December 31, 2021 is less than $30.0 million, (ii) $1.0 million if Roccor revenue for the year ended December 31, 2021 is equal to or greater than $30.0 million but less than $40.0 million, (iii) $2.0 million if Roccor revenue for the year ended December 31, 2021 is equal to or greater than $40.0 million. The fair value of the Roccor contingent earnout was estimated using the Black-Scholes OPM; the fair value of the Roccor contingent earnout was $0.6 million as of the acquisition date.
The assumptions used in the Black-Scholes OPM were as follows:

Roccor Black-Scholes OPM Assumptions
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%
During the Successor 2021 Period, the revenue based earnout described above and accrued to date of $0.5 million was recorded in contingent earnout expense on the consolidated statements of operations and comprehensive income (loss). As the Roccor revenue for the year ended December 31, 2021 is equal to or greater than $30.0 million but less than $40.0 million, the earnout to be paid to the sellers of Roccor is $1.0 million, which was fully accrued as of December 31, 2021 and reported as Notes payable to sellers on the consolidated balance sheets.
The purchase agreement also stipulated that certain funds in the amount of $0.5 million were to be held in escrow (the “PBR Escrow”), subject to a variance (the “PBR Variance”), for the benefit of the sellers. The PBR Variance was defined as the excess revenue recorded by Roccor for the year ended December 31, 2020, based on the difference between Roccor’s forecasted revenues and Roccor’s actual revenues for the eight months ended August 31, 2020. Upon determination of the PBR Variance, an amount equal to (i) the PBR Escrow less (ii) the PBR Variance will be disbursed to the sellers of Roccor; any remaining PBR Escrow funds will be disbursed to the Company. Since the transfer of the PBR Escrow funds is contingent upon the PBR Variance, the Company’s obligation to deliver the PBR Escrow funds net of PBR Variance was determined to be a contingent consideration. The fair value of the PBR Variance was determined to be $0.4 million as of the acquisition date, therefore contingent consideration related to PBR Escrow was determined to be $0.1 million. PBR Escrow amount of $0.1 million was paid to sellers of Roccor in March 2021.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

October 28, 2020
Cash paid	$14,999
Equity issued	1,565
Contingent consideration	657
Purchase consideration	$17,221
Assets:
Cash	$6,161
Accounts receivable	517
Contract assets	1,797
Property, plant and equipment	1,128
Intangible assets	13,400
Other non-current assets	361
Total assets	23,364
Liabilities:
Accounts payable	1,880
Deferred revenue	3,240
Other current liabilities	5,112
Deferred tax liabilities	1,952
Total liabilities	12,184
Fair value of net identifiable assets acquired	11,180
Goodwill	$6,041
The following table summarizes the intangible assets acquired by class:

	October 28, 2020	Weighted average useful life in years
Trademarks	$1,200	10
Technology	6,500	15
Customer relationships	5,700	20
Total intangible assets	$13,400
The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.
During the Successor 2021 Period, there was a measurement period adjustment to goodwill of $0.7 million, decreasing the balance to $6.0 million. Refer to Note H for further discussion.
The results of operations of Roccor for the period from October 28, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period. The table below presents the post-acquisition revenues, net loss, and acquisition-related costs (included in transaction expenses) of Roccor included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2020
Post-acquisition revenues	$5,003

Net income (loss)	$338

Transaction expenses	$1,838
LoadPath Acquisition
On December 11, 2020, the Successor acquired 100% of the equity interest of LoadPath in exchange for cash and 800,000 Parent Units. The acquisition supports the Company’s growth in its offering of engineering solutions.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 11, 2020
Cash paid	$7,598
Equity issued	800
Purchase consideration	$8,398
Assets
Cash	$995
Accounts receivable	1,208
Contract assets	187
Prepaid expenses and other current assets	2
Property, plant and equipment	42
Intangible assets	4,230
Total assets	6,664
Liabilities
Accounts payable	334
Deferred revenue	115
Other current liabilities	1,203
Total liabilities	1,652
Fair value of net identifiable assets acquired	5,012
Goodwill	$3,386
The following table summarizes the intangible assets acquired by class:

	December 11, 2020	Weighted average useful life in years
Trademarks	$560	10
Technology	370	10
Customer relationships	3,300	15
Total intangible assets	$4,230
The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is deductible.
During the Successor 2021 Period, there was a measurement period adjustment to goodwill of $1.4 million, decreasing the balance to $3.4 million. Refer to Note H for further discussion.
The results of operations of LoadPath for the period from December 11, 2020 to December 31, 2020 have been included in the results of operations for the Successor 2020 Period. The table below presents the post-acquisition revenues, net loss, and acquisition-related costs (included in transaction expenses) of LoadPath included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2020
Post-acquisition revenues	$245

Net income (loss)	$(32)

Transaction expenses	$1,485
Oakman Acquisition
On January 15, 2021, the Successor acquired 100% of the equity interest of Oakman for cash and 1,000,000 Parent Units. The acquisition supports the Company’s growth in its offering of engineering solutions.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

January 15, 2021
Cash paid	$12,142
Equity issued	2,110
Purchase consideration	$14,252
Assets:
Accounts receivable	$1,279
Contract assets	121
Inventory	40
Prepaid expenses and other current assets	50
Property, plant and equipment	493
Intangible assets	7,980
Total assets	9,963
Liabilities:
Accounts payable	$46
Accrued expenses	2,022
Deferred revenue	253
Other current liabilities	45
Deferred tax liabilities	2,128
Total liabilities	4,494
Fair value of net identifiable assets acquired	5,469
Goodwill	$8,783
The following table summarizes the intangible assets acquired by class:

	January 15, 2021	Weighted average useful life in years
Trademark	$80	1
Technology	4,400	15
Customer relationships	3,500	20
Total intangible assets	$7,980
The fair value of the acquired trademark and technology was estimated using the RFR method. The fair value of the acquired customer relationships was estimated using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of the consideration paid over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.
During the Successor 2021 Period, there was a measurement period adjustment to goodwill of $1.9 million, increasing the balance to $8.8 million. Refer to Note H for further discussion.
The results of operations of Oakman for the period from January 15, 2021 to December 31, 2021 have been included in the results of operations for the Successor 2021 Period. The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of Oakman included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2021
Post-acquisition revenues	$4,531

Net income (loss)	$(1,762)

Transaction expenses	$657
DPSS Acquisition
On February 17, 2021, the Successor acquired 100% of the equity interest of DPSS in exchange for cash. The acquisition supports the Company’s growth in its offering of deployable technology.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

February 17, 2021
Cash paid	$27,305
Purchase consideration	$27,305
Assets:
Cash	$711
Accounts receivable	1,270
Contract assets	1,534
Inventory	3
Prepaid expenses and other current assets	53
Property, plant and equipment	734
Intangible assets	24,370
Other non-current assets	48
Total assets	28,723
Liabilities:
Accounts payable	1,186
Accrued expenses	1,282
Deferred revenue	4,003
Other current liabilities	63
Deferred tax liabilities	6,138
Total liabilities	12,672
Fair value of net identifiable assets acquired	16,051
Goodwill	$11,254
The following table summarizes the intangible assets acquired by class:

	February 17, 2021	Weighted average useful life in years
Trademark	$170	1
Technology	11,900	20
Customer relationships	12,300	20
Total intangible assets	$24,370
The fair value of the acquired trademark was determined using the RFR method. The fair value of the acquired customer relationships was determined using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of the purchase consideration over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.
During the Successor 2021 Period, there was a measurement period adjustment to goodwill of $0.4 million, increasing the balance to $11.3 million. Refer to Note H for further discussion.
The results of operations of DPSS for the period from February 17, 2021 to December 31, 2021 have been included in the results of operations for the Successor 2021 Period. The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of DPSS included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2021
Post-acquisition revenues	$26,678

Net income (loss)	$(554)

Transaction expenses	$1,605
Techshot Acquisition
On November 1, 2021, the Successor acquired 100% of the equity interest of Techshot in exchange for cash and 3,029,596 shares of common stock. The acquisition supports the Company’s growth in its offering of mission solutions.
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

November 1, 2021
Cash paid	$2,228
Common stock issued	38,493
Purchase consideration	$40,721
Assets:
Cash	$406
Accounts receivable and other receivable	287
Contract assets	926
Inventory	120
Prepaid expenses and other current assets	86
Property, plant and equipment	14,818
Intangible assets	4,120
Total assets	20,763
Liabilities:
Accounts payable	39
Accrued expenses	293
Deferred revenue	675
Other current liabilities	35
Deferred tax liabilities	5,521
Total liabilities	6,563
Fair value of net identifiable assets acquired	14,200
Goodwill	$26,521
The following table summarizes the intangible assets acquired by class:

	November 1, 2021	Weighted average useful life in years
Trademark	$240	3
Technology	1,800	10
Customer relationships	1,400	9
IPR&D	680
Total intangible assets	$4,120
The amounts above represent the current preliminary fair value estimates but the measurement period is still open and subject to further adjustments as additional information becomes available and as additional analyses and final allocations are completed.
The fair value of the acquired trademark, technology, and IPR&D was estimated using the relief from royalty (“RFR”) method. The fair value of the acquired customer relationships was estimated using the excess earnings method.
The acquisition was accounted for as a business combination, whereby the excess of the consideration paid over the fair value of identifiable net assets was allocated to goodwill. The goodwill reflects the potential synergies and expansion of the Company’s offerings across product lines and markets complementary to its existing products and markets. For tax purposes, the goodwill is not deductible.
The results of operations of Techshot for the period from November 1, 2021 to December 31, 2021 have been included in the results of operations for the Successor 2021 Period. The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of Techshot included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2021
Post-acquisition revenues	$1,563

Net income (loss)	($392)

Transaction expenses	$1,620
Pro Forma Financial Data (Unaudited)
The tables below present the pro forma combined results of operations for the business combinations for the years ended December 31, 2021 and 2020 as though the acquisitions of Adcole, DSS, MIS, Roccor, and LoadPath (the “2020 business combinations”) had been completed as of January 1, 2019, and the acquisitions of Oakman, DPSS, and Techshot (the “2021 business combinations”) had been completed as of January 1, 2020.
The pro forma information for the year ended December 31, 2021 includes the Successor 2021 Period and the pre-acquisition 2021 results of Oakman, DPSS, and Techshot for the year ended December 31, 2021. The pro forma information for the year ended December 31, 2020 includes the Predecessor 2020 Period, the Successor 2020 Period, and the pre-acquisition results of Adcole, DSS, Roccor, LoadPath, Oakman, DPSS, and Techshot for the year ended December 31, 2020.

	Pro forma for Year Ended
	December 31, 2021	December 31, 2020
Revenues	$149,295	$126,999
Net income (loss)	(57,766)	(7,902)
The amounts included in the pro forma information are based on the historical results and do not necessarily represent what would have occurred if the 2021 business combinations had taken place as of January 1, 2020 and the 2020 business combinations had taken place as of January 1, 2019, nor do they represent the results that may occur in the future. Accordingly, the pro forma financial information should not be relied upon as being indicative of the results that would have been realized had the business combination occurred as of the date indicated or that may be achieved in the future.
During the Successor 2021 Period, the Company incurred $5.0 million of acquisition related costs attributable to the business combinations, included in the Successor 2021 Period transaction expenses on the consolidated statements of operations and comprehensive income (loss). These expenses are reflected in the pro forma earnings for the year ended December 31, 2020, in the table above.